Cover	May 15, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 15, 2026
Entity Registrant Name	Rithm Perpetual Life Residential Trust
Entity Incorporation, State or Country Code	MD
Entity File Number	000-56783
Entity Tax Identification Number	39-7059385
Entity Address, Address Line One	799 Broadway,
Entity Address, City or Town	New York,
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10003
City Area Code	212
Local Phone Number	850-7770
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	true
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Central Index Key	0002081628
Amendment Flag	false